Business Segments Revenues (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,484	$ 2,288	$ 2,253	$ 2,291	$ 2,074	$ 2,068	$ 2,091	$ 2,076	$ 1,896	$ 4,688	$ 4,365	$ 8,906	$ 8,131	$ 6,576
Amortization of Acquisition Costs	7			7						14	14	27	17	16
Franchise fees in segment revenues [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	445			405						830	738	1,537	1,326	1,095
Base and other management fees in segment revenues [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	106			101						198	191	385	379	284
Incentive management fees in segment revenues [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	58			59						113	114	235	222	142
Management and franchise
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	609			565						1,141	1,043	2,157	1,927	1,521
Ownership [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	387			392						699	726	1,484	1,432	1,434
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	996			957						1,840	1,769	3,641	3,359	2,955
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(11)			(11)						(19)	(19)	(44)	(43)	(42)
Hotel, Other
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	26			22						52	45	98	105	82
Reimbursement revenue, direct [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	789			730						1,564	1,429	2,881	2,572	1,644
Reimbursement revenue, indirect [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 691			$ 600						$ 1,265	$ 1,155	$ 2,357	$ 2,155	$ 1,953